Business Acquisitions	12 Months Ended
Dec. 31, 2019
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Business Acquisitions
7. Business Acquisitions
Acquisitions in 2018
During 2018, the Company acquired all the shares and business of ESI Limited (ESI), Traffic Design Group Limited (TDG), Norwest Corporation (NWC), and Cegertec Experts Conseils Inc. (Cegertec); acquired certain assets and liabilities of Occam Engineers Inc. (OEI) and True Grit Engineering Limited (TGE); and acquired all the partnership interests and business of Peter Brett Associates LLP and the shares and business of PBA International Limited.
Acquisitions in 2019
On March 1, 2019, the Company acquired all the shares and business of Wood & Grieve Engineers (WGE) for cash consideration and notes payable. WGE, based in Perth, Australia, enhances the Company’s Global group of cash generating units (CGUs) and has expertise in structural, mechanical, electrical, plumbing, and hydraulic engineering.

The preliminary fair values of the net assets recognized in the Company’s consolidated financial statements were based on management’s best estimates of the acquired identifiable assets and liabilities at the acquisition dates. Management finalized the fair value assessments of assets and liabilities acquired from NWC, Cegertec, TGE, Peter Brett Associates LLP, PBA International Limited, and WGE in 2019 and ESI, OEI, and TDG in 2018. No significant measurement period adjustments were recorded during the year ended December 31, 2019.
Aggregate consideration for assets acquired and liabilities assumed
Details of the aggregate consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition are as follows:

For the acquisition completed year to date		Total
	Notes	$

Cash consideration		82.8
Notes payable		52.4

Consideration		135.2

Assets and liabilities acquired
Cash acquired		5.7
Non-cash working capital
Trade receivables		19.3
Unbilled receivables		2.7
Trade and other payables		(9.5)
Lease liabilities	12	(3.3)
Deferred revenue		(4.6)
Other non-cash working capital		0.7
Property and equipment	11	5.8
Lease assets	12	19.4
Intangible assets	14	41.4
Deferred tax assets	27	3.9
Lease liabilities	12	(15.8)
Long-term debt		(4.2)
Provisions	18	(1.0)
Net employee defined benefit liability		(1.9)
Deferred tax liabilities	27	(13.5)
Total identifiable net assets at fair value		45.1
Goodwill arising on acquisition	13	90.1
Consideration		135.2
Trade receivables, unbilled receivables, and deferred revenue are recognized at fair value at the time of acquisition, and their fair value approximated their net carrying value.
The Company measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition as if the acquired leases were new leases at the acquisition date. The lease assets were measured at an amount equal to the lease liabilities and adjusted to reflect the favorable/unfavorable terms of the lease relative to market terms.
Goodwill consists of the value of expected synergies arising from an acquisition, the expertise and reputation of the assembled workforce acquired, and the geographic location of the acquiree. The goodwill is not tax deductible.

The fair values of provisions are determined at the acquisition date and relate to claims that are subject to legal arbitration. For WGE, the Company assumed $1.0 in provisions.
At December 31, 2019, provisions for claims outstanding relating to all prior acquisitions were $8.5, based on their expected probable outcome. Certain of these claims are indemnified by the acquiree.
Gross revenue earned in 2019 since WGE’s acquisition date is approximately $83.5. The Company integrates the operations and systems of acquired entities shortly after the acquisition date; therefore, it is impracticable to disclose the acquiree’s earnings in its consolidated financial statements since the acquisition date.
If the business combination of WGE had taken place at the beginning of 2019, gross revenue from continuing operations for 2019 would have been $4,844.8.
Consideration paid and outstanding
Details of the consideration paid for current and past acquisitions are as follows:

December 31 2019 $
Cash consideration (net of cash acquired)	77.1
Payments on notes payable from previous acquisitions	36.5

Total net cash paid	113.6
Total notes payable and adjustments to these obligations are as follows:

December 31 2019 $

Balance, beginning of the year	76.1
Additions for acquisitions in the year	52.4
Other adjustments	(2.2)
Payments	(36.5)
Interest	1.4
Impact of foreign exchange	(3.2)

Total notes payable	88.0